Commitments and Contingencies - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 399,097
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	8,302
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	36,680
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	146,127
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 207,988